Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales (Note 14)
Products	$ 163,744	$ 180,447	$ 218,137
Services	26,293	25,368	27,102
Total Sales	190,037	205,815	245,239
Cost of Sales
Products	95,129	101,955	113,576
Services	23,726	26,623	14,885
Write-off of excess inventory and provision for inventory purchase commitments (Note 2g)	2,580	4,897	3,993
Inventory write-off related to bankruptcy of a customer (Note 15a)	7,144
Gross profit	61,458	72,340	112,785
Operating costs and expenses:
Research and development, net (Note 15b)	27,964	38,717	50,790
Selling and marketing	37,576	43,376	52,022
General and administrative	13,877	19,920	15,087
Amortization of intangible assets	186	130	132
Impairment of investment (Note 2y)			1,554
Acquisition related expenses (Note 1b)	2,622
Impairment of goodwill and intangible assets (Note 2j)		57,110
Restructuring and other charges (Note 2z)	12,040	3,573	2,787
Total operating costs and expenses	94,265	162,826	122,372
Operating loss	(32,807)	(90,486)	(9,587)
Other (loss) income (Note 1f and Note 6)		(7,000)	731
Financial income (expense), net (Note 15c)	(1,015)	(99)	1,668
Loss before income taxes	(33,822)	(97,585)	(7,188)
Taxes on income (Note 13e)		894
Net loss	$ (33,822)	$ (98,479)	$ (7,188)
Net loss per share (Note 15d):
Basic and diluted	$ (0.54)	$ (1.58)	$ (0.12)